Note 12 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
12.	Earnings / (Loss) Per Share

Basic and diluted loss per common share is computed as follows:

	2018	2019	2020
Income:
Net (loss) / income, continuing operations	(663,396)	(1,682,671)	4,041,431
Dividends to Series B preferred shares	(1,335,733)	(1,271,782)	(693,297)
Preferred deemed dividend	-	(504,577)	-
Net (loss) / income attributable to common shareholders, continuing operations	(1,999,129)	(3,459,030)	3,348,134
Weighted average common shares –outstanding, basic and diluted	1,414,775	2,861,928	5,753,917
Basic and diluted (loss) / earnings per share, continuing operations	(1.41)	(1.21)	0.58
Net income attributable to common shareholders, discontinued operations	554,506	-	-
Net (loss) / income attributable to common shareholders	(1,444,623)	(3,459,030)	3,348,134
Basic and diluted (loss) / earnings per share	(1.02)	(1.21)	0.58

For the years ended
December 31, 2018,
2019
and
2020,
the effect of
21,948,
23,284
and
53,303
non-vested stock awards, respectively, and of
19,605,
8,000,
and
8,365
Series B Preferred Shares, respectively, was anti-dilutive. The number of dilutive securities was nil
shares in
2018,
2019
and
2020.